Prepaid land lease payments (Land use right)	12 Months Ended
Dec. 31, 2013
Land use right
Prepaid land lease payments
Prepaid land lease payments

7.                                      Prepaid land lease payments

	December 31,	December 31,
	2012	2013

Prepaid land lease payments	$11,891	$12,238
Less: accumulated amortization	979	1,290
Net carrying value	$10,912	$10,948

Amortization expenses for prepaid land lease payments for the years ended December 2011, 2012 and 2013 were $285, $299 and $311, respectively.